Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Value Fund	Dec. 30, 2023
Fidelity Series International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.21%)
Past 5 years	2.57%
Past 10 years	4.42%
Fidelity Series International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.83%)
Past 5 years	1.51%
Past 10 years	3.44%
Fidelity Series International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.66%)
Past 5 years	1.78%
Past 10 years	3.32%
MS158
Average Annual Return:
Past 1 year	(5.33%)
Past 5 years	0.43%
Past 10 years	3.74%